UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10067

Investment Company Act File Number

Eaton Vance Variable Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance VT Bond Fund

Eaton Vance VT Floating-Rate Income Fund

Eaton Vance VT Large-Cap Value Fund

Eaton Vance

VT Bond Fund

March 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 28.1%

Security	Principal Amount* (000’s omitted)		Value
Auto Manufacturers — 1.6%
Ford Motor Credit Co., LLC, 4.05%, 12/10/18	AUD	230	$177,430
General Motors Co., 6.60%, 4/1/36		75	82,780

			$260,210

Commercial Services — 1.1%
Western Union Co. (The), 6.20%, 11/17/36		181	$186,774

			$186,774

Computers — 3.9%
Hewlett Packard Enterprise Co., 4.90%, 10/15/25(1)		195	$201,236
Seagate HDD Cayman, 4.875%, 6/1/27(1)		365	275,462
SunGard Availability Services Capital, Inc., 8.75%, 4/1/22(1)		216	123,120
Western Digital Corp., 10.50%, 4/1/24(1)(2)		40	40,125

			$639,943

Diversified Financial Services — 1.6%
Jefferies Group, LLC, 6.50%, 1/20/43		195	$174,277
Navient Corp., 5.625%, 8/1/33		115	81,650

			$255,927

Electronics — 0.5%
Avnet, Inc., 4.625%, 4/15/26		80	$81,061

			$81,061

Home Builders — 0.9%
MDC Holdings, Inc., 6.00%, 1/15/43		194	$149,380

			$149,380

Home Furnishings — 1.0%
Harman International Industries, Inc., 4.15%, 5/15/25		160	$158,383

			$158,383

Insurance — 1.4%
American International Group, Inc., 4.50%, 7/16/44		90	$85,236
XLIT, Ltd., Series E, 6.50% to 4/15/17, 10/29/49(3)		200	139,000

			$224,236

Iron & Steel — 0.1%
JMC Steel Group, Inc., 8.25%, 3/15/18(1)		20	$18,000

			$18,000

Media — 1.7%
Viacom, Inc., 5.25%, 4/1/44		300	$270,833

			$270,833

Metal Fabricate & Hardware — 1.1%
Valmont Industries, Inc., 5.00%, 10/1/44		210	$188,392

			$188,392

1

Security	Principal Amount* (000’s omitted)		Value
Mining — 3.4%
Cliffs Natural Resources, Inc., 8.00%, 9/30/20(1)		93	$39,525
Freeport-McMoRan, Inc., 5.45%, 3/15/43		245	149,450
Southern Copper Corp., 5.25%, 11/8/42		255	210,371
Teck Resources, Ltd., 5.20%, 3/1/42		170	94,350
Teck Resources, Ltd., 5.40%, 2/1/43		100	55,500

			$549,196

Miscellaneous Manufacturing —1.2%
Trinity Industries, Inc., 4.55%, 10/1/24		242	$202,340

			$202,340

Oil & Gas — 5.0%
Apache Corp., 4.25%, 1/15/44		177	$151,774
Continental Resources, Inc., 3.80%, 6/1/24		106	85,529
Devon Energy Corp., 5.85%, 12/15/25		100	96,739
Encana Corp., 3.90%, 11/15/21		90	78,959
Kinder Morgan, Inc., 4.30%, 6/1/25		90	85,802
Noble Energy, Inc., 5.05%, 11/15/44		146	124,814
Rowan Cos., Inc., 5.40%, 12/1/42		339	194,013

			$817,630

Retail — 3.1%
JC Penney Corp., Inc., 6.375%, 10/15/36		135	$110,700
Macy’s Retail Holdings, Inc., 3.625%, 6/1/24		152	149,058
Walgreens Boots Alliance, Inc., 4.80%, 11/18/44		180	179,630
Yum! Brands, Inc., 5.35%, 11/1/43		90	69,412

			$508,800

Semiconductors — 0.5%
QUALCOMM, Inc., 4.80%, 5/20/45		85	$84,420

			$84,420

Total Corporate Bonds & Notes (identified cost $5,094,519)			$4,595,525

Foreign Corporate Bonds — 15.7%

Security	Principal Amount* (000’s omitted)		Value
Banks — 5.3%
ANZ Bank New Zealand, Ltd., 5.43%, 2/27/19	NZD	555	$406,812
Australia and New Zealand Banking Group, Ltd., 3.75%, 7/25/19(4)	AUD	335	262,479
Santander Issuances SAU, 5.179%, 11/19/25		200	194,234

			$863,525

Engineering & Construction — 0.3%
Empresas ICA SAB de CV, 8.875%, 5/29/24(1)(5)		330	$56,925

			$56,925

Mining — 3.0%
Barrick Gold Corp., 5.25%, 4/1/42		215	$185,675
Newcrest Finance Pty., Ltd., 4.20%, 10/1/22(1)		160	151,919
Newcrest Finance Pty., Ltd., 5.75%, 11/15/41(1)		167	144,696

			$482,290

Miscellaneous Manufacturing — 1.7%
Bombardier, Inc., 7.45%, 5/1/34(1)		400	$282,000

			$282,000

2

Security	Principal Amount* (000’s omitted)		Value
Oil & Gas — 3.1%
Ecopetrol SA, 5.875%, 5/28/45		158	$125,167
Ensco PLC, 5.75%, 10/1/44		260	129,025
Odebrecht Offshore Drilling Finance, Ltd., 6.75%, 10/1/22(1)		114	26,294
Pacific Drilling SA, 5.375%, 6/1/20(1)		155	49,600
Pacific Exploration and Production Corp., 5.625%, 1/19/25(1)(5)		230	40,250
Petrobras Global Finance BV, 5.625%, 5/20/43		220	144,474

			$514,810

Telecommunications — 2.3%
America Movil SAB de CV, 6.45%, 12/5/22	MXN	2,000	$110,805
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20, 12/29/49 (1)(3)		100	85,500
Oi Brasil Holdings Cooperatief UA, 5.75%, 2/10/22(1)		350	93,625
Telecom Italia Capital SA, 6.00%, 9/30/34		84	80,265

			$370,195

Total Foreign Corporate Bonds (identified cost $3,713,021)			$2,569,745

Foreign Government Bonds — 17.2%

Security	Principal Amount (000’s omitted)		Value
Australia — 0.7%
Queensland Treasury Corp., 5.50%, 6/21/21(4)	AUD	135	$118,866

			$118,866

Brazil — 1.9%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/21	BRL	1,260	$309,431

			$309,431

Canada — 5.9%
Canada Housing Trust, 3.80%, 6/15/21(1)	CAD	550	$478,546
Canadian Government Bond, 0.75%, 3/1/21	CAD	630	486,692

			$965,238

Malaysia — 1.8%
Malaysia Government Bond, 3.795%, 9/30/22	MYR	1,130	$291,225

			$291,225

Mexico — 3.3%
Mexican Bonos, 7.75%, 5/29/31	MXN	6,810	$445,251
Mexican Bonos, 7.75%, 11/13/42	MXN	1,382	90,287

			$535,538

Supranational — 3.6%
European Bank for Reconstruction & Development, 7.375%, 4/15/19	IDR	1,140,000	$85,607
European Investment Bank, 7.20%, 7/9/19(1)	IDR	1,170,000	86,271
Inter-American Development Bank, 7.20%, 11/14/17	IDR	350,000	25,820
International Finance Corp., 6.30%, 11/25/24	INR	3,910	57,751
International Finance Corp., 6.45%, 10/30/18	INR	2,900	43,869
International Finance Corp., 7.80%, 6/3/19	INR	1,500	23,357
International Finance Corp., 8.25%, 6/10/21	INR	16,650	267,898

			$590,573

Total Foreign Government Bonds (identified cost $2,987,151)			$2,810,871

3

Convertible Bonds — 10.3%

Security	Principal Amount (000’s omitted)	Value
Home Builders — 8.1%
CalAtlantic Group, Inc., 0.25%, 6/1/19	$105	$93,450
CalAtlantic Group, Inc., 1.25%, 8/1/32	255	269,822
KB Home, 1.375%, 2/1/19	520	482,300
Lennar Corp., 3.25%, 11/15/21	230	474,950

		$1,320,522

Machinery – Diversified — 1.0%
Chart Industries, Inc., 2.00%, 8/1/18	$190	$169,694

		$169,694

Oil & Gas — 0.1%
American Energy - Permian Basin, LLC, 8.00%, 5/1/22(1)(6)	$52	$6,760
Ascent Resources - Utica, LLC, 3.50%, 3/1/21(1)(6)	114	4,792

		$11,552

Telecommunications — 1.1%
Ciena Corp., 3.75%, 10/15/18(1)	$155	$184,062

		$184,062

Total Convertible Bonds (identified cost $1,772,235)		$1,685,830

Asset-Backed Securities — 1.9%
Security	Principal Amount (000’s omitted)	Value
Colony American Homes
Series 2014-2A, Class D, 2.782%, 7/17/31(1)(7)	$110	$105,879
SpringCastle Funding Trust
Series 2014-AA, Class B, 4.61%, 10/25/27(1)	205	205,353

Total Asset-Backed Securities (identified cost $312,055)		$311,232

Commercial Mortgage-Backed Securities — 2.1%
Security	Principal Amount (000’s omitted)	Value
Americold LLC Trust
Series 2010-ARTA, Class D, 7.443%, 1/14/29(1)	$100	$112,040
Commercial Mortgage Trust
Series 2013-CR10, Class D, 4.79%, 8/10/46(1)(8)	150	144,473
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class D, 3.96%, 9/15/47(1)(8)	100	77,036

Total Commercial Mortgage-Backed Securities (identified cost $343,566)		$333,549

Senior Floating-Rate Loans — 1.2%(9)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Food Services — 1.2%
Weight Watchers International, Inc., Term Loan, 4.00%, Maturing 4/2/20	$267	$198,259

Total Senior Floating-Rate Loans (identified cost $156,447)		$198,259

4

Tax-Exempt Investments — 0.3%

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 0.3%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	$95	$15,553
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	235	36,298

Total Tax-Exempt Investments (identified cost $51,804)		$51,851

Common Stocks — 11.7%

Security	Shares	Value
Banks — 0.5%
Regions Financial Corp.	9,855	$77,362

		$77,362

Computers — 0.5%
International Business Machines Corp.	555	$84,055

		$84,055

Electronics — 0.5%
Thermo Fisher Scientific, Inc.	563	$79,715

		$79,715

Machinery – Construction & Mining — 0.9%
Caterpillar, Inc.	1,868	$142,977

		$142,977

Mining — 0.5%
Cliffs Natural Resources, Inc.(10)	9,834	$29,502
Freeport-McMoRan, Inc.	4,908	50,749

		$80,251

Miscellaneous Manufacturing — 1.4%
General Electric Co.	1,802	$57,285
Ingersoll-Rand PLC	2,904	180,077

		$237,362

Oil & Gas — 1.5%
California Resources Corp.	164	$169
Kinder Morgan, Inc.	4,648	83,013
Occidental Petroleum Corp.	1,755	120,095
SandRidge Energy, Inc.(10)	8,783	493
Seven Generations Energy, Ltd., Class A(10)	3,182	47,898

		$251,668

Real Estate Investment Trusts (REITs) — 0.9%
AvalonBay Communities, Inc.	170	$32,334
Boston Properties, Inc.	250	31,770
VEREIT, Inc.	8,641	76,646

		$140,750

5

Security	Shares	Value
Semiconductors — 1.8%
Intel Corp.	9,324	$301,631

		$301,631

Software — 0.8%
Oracle Corp.	3,315	$135,617

		$135,617

Telecommunications — 2.4%
Corning, Inc.	9,352	$195,363
Telefonaktiebolaget LM Ericsson ADR	18,940	189,968

		$385,331

Total Common Stocks (identified cost $2,390,488)		$1,916,719

Convertible Preferred Stocks — 1.5%

Security	Shares	Value
Oil & Gas — 0.5%
Chesapeake Energy Corp., 5.75%	440	$79,475
SandRidge Energy, Inc., 7.00%	930	1,209
SandRidge Energy, Inc., 8.50%	1,000	1,750

		$82,434

Real Estate Investment Trusts (REITs) — 1.0%
iStar, Inc., Series J, 4.50%	3,975	$167,785

		$167,785

Total Convertible Preferred Stocks (identified cost $788,928)		$250,219

Short-Term Investments — 6.1%

U.S. Treasury Obligations — 6.1%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 4/7/16	$1,000	$999,983

Total U.S. Treasury Obligations (identified cost $999,969)		$999,983

Total Short-Term Investments (identified cost $999,969)		$999,983

Total Investments — 96.1% (identified cost $18,610,183)		$15,723,783

Other Assets, Less Liabilities — 3.9%		$631,790

Net Assets — 100.0%		$16,355,573

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

6

*	In U.S. dollars unless otherwise indicated.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2016, the aggregate value of these securities is $3,033,489 or 18.5% of the Fund’s net assets.

(2)	When-issued security.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2016, the aggregate value of these securities is $381,345 or 2.3% of the Fund’s net assets.

(5)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(6)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(7)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2016.

(8)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2016.

(9)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(10)	Non-income producing security.

Country Concentration of Portfolio (based on country of risk)

Country	Percentage of Net Assets	Value
United States	59.3%	$9,705,746
Canada	10.5	1,709,620
Mexico	4.3	703,268
Australia	4.1	677,960
Supranational	3.6	590,573
Brazil	3.5	573,824
New Zealand	2.5	406,812
Malaysia	1.8	291,225
Colombia	1.5	250,917
Peru	1.3	210,371
Spain	1.2	194,234
Sweden	1.2	189,968
Ireland	0.8	139,000
Italy	0.5	80,265

Total Investments	96.1%	$15,723,783

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	72.8%	$11,907,488
Canadian Dollar	6.2	1,013,136
Mexican Peso	3.9	646,343
Australian Dollar	3.4	558,775

7

Currency	Percentage of Net Assets	Value
New Zealand Dollar	2.5%	$406,812
Indian Rupee	2.4	392,875
Brazilian Real	1.9	309,431
Malaysian Ringgit	1.8	291,225
Indonesian Rupiah	1.2	197,698

Total Investments	96.1%	$15,723,783

Abbreviations:

ADR	-	American Depositary Receipt

NPFG	-	National Public Finance Guaranty Corp.

Currency Abbreviations:

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NZD	-	New Zealand Dollar

The Fund did not have any open financial instruments at March 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$18,726,853

Gross unrealized appreciation	$310,680
Gross unrealized depreciation	(3,313,750)

Net unrealized depreciation	$(3,003,070)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$4,595,525	$—	$4,595,525
Foreign Corporate Bonds	—	2,569,745	—	2,569,745
Foreign Government Bonds	—	2,810,871	—	2,810,871
Convertible Bonds	—	1,685,830	—	1,685,830
Asset-Backed Securities	—	311,232	—	311,232
Commercial Mortgage-Backed Securities	—	333,549	—	333,549
Senior Floating-Rate Loans	—	198,259	—	198,259
Tax-Exempt Investments	—	51,851	—	51,851
Common Stocks	1,916,719	—	—	1,916,719
Convertible Preferred Stocks	—	250,219	—	250,219
Short-Term Investments	—	999,983	—	999,983
Total Investments	$1,916,719	$13,807,064	$—	$15,723,783

8

The Fund held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At March 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

On April 26, 2016, the Fund’s Trustees voted to liquidate and terminate the Fund. It is anticipated that the Fund will be liquidated on or about June 29, 2016.

9

Eaton Vance

VT Floating-Rate Income Fund

March 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 92.8%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 1.8%
BE Aerospace, Inc.
Term Loan, 4.00%, Maturing December 16, 2021	$704	$706,623
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)	133	122,944
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)	180	144,148
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	3,134	2,744,244
TransDigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	5,054	4,999,196
Term Loan, 3.75%, Maturing June 4, 2021	1,179	1,167,210

		$9,884,365

Automotive — 3.0%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 4.75%, Maturing April 27, 2020	$399	$399,399
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021	3,182	3,160,922
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	613	594,125
FCA US, LLC
Term Loan, 3.50%, Maturing May 24, 2017	1,597	1,598,421
Term Loan, 3.25%, Maturing December 31, 2018	1,058	1,058,150
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021	2,586	2,350,765
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.75%, Maturing April 30, 2019	1,988	1,991,848
Horizon Global Corporation
Term Loan, 7.00%, Maturing June 30, 2021	289	277,922
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021	1,489	1,472,325
Schaeffler AG
Term Loan, 4.25%, Maturing May 15, 2020	245	246,458
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 30, 2022	746	741,586
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020	2,172	2,160,794
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021	379	377,982

		$16,430,697

Beverage and Tobacco — 0.2%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020	$532	$478,687
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021	1,000	845,000

		$1,323,687

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Brokerage/Securities Dealers/Investment Houses — 0.3%
Astro AB Borrower, Inc.
Term Loan, 5.50%, Maturing April 30, 2022	$1,121	$1,111,943
Salient Partners L.P.
Term Loan, 7.50%, Maturing May 19, 2021	491	476,512

		$1,588,455

Building and Development — 2.7%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	$525	$524,594
Auction.com, LLC
Term Loan, 6.00%, Maturing May 12, 2019	644	637,869
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	1,387	1,359,694
DTZ U.S. Borrower, LLC
Term Loan, 4.25%, Maturing November 4, 2021	1,613	1,599,373
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 6, 2021	1,930	1,824,717
Headwaters, Incorporated
Term Loan, 4.50%, Maturing March 24, 2022	124	124,450
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021	2,281	2,243,262
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	591	588,441
RE/MAX International, Inc.
Term Loan, 4.25%, Maturing July 31, 2020	1,647	1,623,527
Realogy Corporation
Term Loan, 3.75%, Maturing March 5, 2020	3,664	3,670,662
Summit Materials Companies I, LLC
Term Loan, 4.00%, Maturing July 17, 2022	372	369,861
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	274	269,963

		$14,836,413

Business Equipment and Services — 6.7%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021	$2,466	$2,419,929
AlixPartners, LLP
Term Loan, 4.50%, Maturing July 28, 2022	373	372,037
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	1,619	1,440,744
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	470	449,859
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	1,185	1,172,040
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020	1,885	1,838,304
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 20, 2019	613	603,680
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022	174	171,733
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019	1,259	919,222
Education Management, LLC
Term Loan, 5.50%, Maturing July 2, 2020(3)	196	114,217
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020(3)	349	19,809

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
EIG Investors Corp.
Term Loan, 6.23%, Maturing November 9, 2019	$2,688	$2,554,463
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018	3,636	3,625,089
Extreme Reach, Inc.
Term Loan, 7.25%, Maturing February 7, 2020	847	844,512
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020	70	67,122
Term Loan, 4.00%, Maturing November 6, 2020	2,610	2,513,361
Global Payments, Inc.
Term Loan, Maturing March 23, 2023(2)	450	453,235
IG Investment Holdings, LLC
Term Loan, 5.25%, Maturing October 31, 2019	995	991,957
Term Loan, 6.00%, Maturing October 29, 2021	1,001	995,846
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021	505	504,482
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	756	755,071
ION Trading Finance Limited
Term Loan, 4.25%, Maturing June 10, 2021	1,089	1,077,761
KAR Auction Services, Inc.
Term Loan, 3.94%, Maturing March 11, 2021	1,336	1,338,878
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019	2,927	2,911,812
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019	319	288,724
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018	274	260,065
Term Loan, 4.50%, Maturing April 11, 2022	347	325,493
National CineMedia, LLC
Term Loan, 3.19%, Maturing November 26, 2019	250	249,583
PGX Holdings, Inc.
Term Loan, 5.75%, Maturing September 29, 2020	873	868,588
RCS Capital Corporation
DIP Loan, 8.00%, Maturing August 8, 2016	425	422,875
Term Loan, 0.00%, Maturing April 29, 2019(3)(4)	1,648	1,087,674
Sensus USA, Inc.
Term Loan, 4.50%, Maturing May 9, 2017	831	828,098
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021	2,549	2,552,029
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020	334	329,947
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.75%, Maturing September 2, 2021	863	863,505
TriNet HR Corporation
Term Loan, 3.39%, Maturing July 3, 2017	997	983,753
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022	30	28,917
Term Loan, 4.25%, Maturing May 14, 2022	169	165,117

		$37,409,531

Cable and Satellite Television — 1.0%
MCC Iowa, LLC
Term Loan, 3.75%, Maturing June 30, 2021	$565	$563,437
Mediacom Illinois, LLC
Term Loan, 3.50%, Maturing June 30, 2021	320	317,820

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Neptune Finco Corp.
Term Loan, 5.00%, Maturing October 9, 2022	$2,475	$2,483,663
Numericable Group SA
Term Loan, 4.56%, Maturing July 31, 2022	249	247,089
Virgin Media Investment Holdings Limited
Term Loan, 3.50%, Maturing June 30, 2023	2,188	2,172,908

		$5,784,917

Chemicals and Plastics — 5.7%
A. Schulman, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	$993	$968,283
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019	144	143,275
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019	75	74,339
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022	208	203,603
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020	2,568	2,555,035
Chemours Company (The)
Term Loan, 3.75%, Maturing May 12, 2022	1,638	1,561,544
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 1, 2021	296	288,844
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021	363	357,118
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021	252	247,117
Flint Group US, LLC
Term Loan, 4.50%, Maturing September 7, 2021	1,521	1,483,444
GCP Applied Technologies, Inc.
Term Loan, 5.25%, Maturing February 3, 2022	350	351,312
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021	813	806,542
Huntsman International, LLC
Term Loan, 3.75%, Maturing October 1, 2021	1,234	1,227,432
Term Loan, Maturing March 23, 2023(2)	350	349,125
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018	4,101	4,072,470
Term Loan, 4.25%, Maturing March 31, 2022	445	439,998
Kraton Polymers, LLC
Term Loan, 6.00%, Maturing January 6, 2022	925	874,896
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020	196	176,727
MacDermid, Inc.
Term Loan, 5.50%, Maturing June 7, 2020	348	337,231
Term Loan, 5.50%, Maturing June 7, 2020	420	406,408
Term Loan, 5.50%, Maturing June 7, 2020	1,279	1,238,860
Minerals Technologies, Inc.
Term Loan, 3.75%, Maturing May 9, 2021	1,412	1,407,982
Omnova Solutions, Inc.
Term Loan, 4.25%, Maturing May 31, 2018	1,352	1,345,090
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021	387	386,819
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020	342	334,000

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
PolyOne Corporation
Term Loan, 3.75%, Maturing November 11, 2022	$324	$324,492
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017	2,009	1,994,069
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.25%, Maturing March 13, 2022	842	839,697
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021	222	213,522
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020	45	45,194
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020	257	256,101
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020	665	655,220
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021	1,390	1,384,869
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020	1,990	1,856,765
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022	2,015	1,989,270
Zep, Inc.
Term Loan, 5.50%, Maturing June 27, 2022	223	221,568

		$31,418,261

Clothing/Textiles — 0.2%
Ascena Retail Group, Inc.
Term Loan, 5.25%, Maturing August 21, 2022	$1,022	$999,659

		$999,659

Conglomerates — 0.5%
Match Group, Inc.
Term Loan, 5.50%, Maturing November 16, 2022	$716	$718,175
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017	1,533	1,096,424
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing June 23, 2022	1,179	1,184,205

		$2,998,804

Containers and Glass Products — 2.6%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020	$3,085	$3,076,259
Term Loan, 3.75%, Maturing January 6, 2021	1,989	1,985,440
Term Loan, 4.00%, Maturing October 1, 2022	671	672,428
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021	2,314	2,314,250
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021	267	264,893
Owens-Illinois, Inc.
Term Loan, 3.50%, Maturing September 1, 2022	765	767,146
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020	1,589	1,427,807
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018	3,524	3,526,692
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018	275	271,361

		$14,306,276

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Cosmetics/Toiletries — 0.9%
Coty, Inc.
Term Loan, 3.75%, Maturing October 27, 2022	$550	$550,458
Galleria Co.
Term Loan, 3.75%, Maturing January 26, 2023	1,100	1,098,625
KIK Custom Products, Inc.
Term Loan, 6.00%, Maturing August 26, 2022	970	931,320
Prestige Brands, Inc.
Term Loan, 3.50%, Maturing September 3, 2021	625	626,208
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019	684	684,077
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020	1,116	1,082,035

		$4,972,723

Drugs — 1.7%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 25, 2019	$193	$190,582
AMAG Pharmaceuticals, Inc.
Term Loan, 4.75%, Maturing August 13, 2021	658	649,899
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021	1,277	1,233,877
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.75%, Maturing September 26, 2022	2,145	2,115,136
Horizon Pharma, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	149	143,990
Mallinckrodt International Finance S.A.
Term Loan, 3.50%, Maturing March 19, 2021	862	839,251
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.50%, Maturing December 11, 2019	853	806,778
Term Loan, 3.75%, Maturing August 5, 2020	1,190	1,120,929
Term Loan, 4.00%, Maturing April 1, 2022	2,376	2,249,034

		$9,349,476

Ecological Services and Equipment — 0.8%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019	$3,984	$3,954,475
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020	716	665,714

		$4,620,189

Electronics/Electrical — 9.9%
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021	$790	$530,288
Avago Technologies Cayman Ltd.
Term Loan, 4.25%, Maturing February 1, 2023	5,575	5,554,478
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021	462	447,262
CommScope, Inc.
Term Loan, 3.31%, Maturing January 14, 2018	362	361,745
Term Loan, 3.83%, Maturing December 29, 2022	572	569,980
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	318	223,763
Dell International, LLC
Term Loan, 4.00%, Maturing April 29, 2020	3,697	3,696,371

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Deltek, Inc.
Term Loan, 5.00%, Maturing June 25, 2022	$1,374	$1,370,195
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021	218	216,482
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020	506	452,003
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020	1,318	1,309,445
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021	3,186	3,184,870
GXS Group, Inc.
Term Loan, 3.25%, Maturing January 16, 2021	499	499,784
Hyland Software, Inc.
Term Loan, 4.75%, Maturing July 1, 2022	1,973	1,947,937
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	237	230,756
Term Loan, 3.75%, Maturing June 3, 2020	4,948	4,808,659
Informatica Corporation
Term Loan, 4.50%, Maturing August 5, 2022	1,393	1,368,971
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021	371	348,975
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	319	319,313
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019	740	737,595
Term Loan, 5.25%, Maturing November 19, 2021	1,498	1,498,352
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	1,724	1,727,152
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021	764	745,065
Microsemi Corporation
Term Loan, 5.25%, Maturing January 15, 2023	834	838,722
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020	1,194	1,189,896
Term Loan, 3.75%, Maturing December 7, 2020	1,122	1,126,483
ON Semiconductor Corporation
Term Loan, Maturing March 31, 2023(2)	725	727,538
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020	250	249,075
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	466	452,990
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	213	212,689
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	3,276	3,049,108
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	139	138,534
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	1,978	1,595,184
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	323	320,178
Southwire Company
Term Loan, 3.25%, Maturing February 10, 2021	245	233,056

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
SS&C Technologies, Inc.
Term Loan, 4.01%, Maturing July 8, 2022	$1,220	$1,223,543
Term Loan, 4.02%, Maturing July 8, 2022	177	177,360
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	436	426,330
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019	1,244	1,212,948
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	599	595,137
Sybil Software, LLC
Term Loan, 4.25%, Maturing March 20, 2020	1,518	1,519,723
Vantiv, LLC
Term Loan, 3.75%, Maturing June 13, 2021	499	499,960
VeriFone, Inc.
Term Loan, 3.50%, Maturing July 8, 2021	1,965	1,950,262
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	456	455,854
Wall Street Systems Delaware, Inc.
Term Loan, 4.25%, Maturing April 30, 2021	2,070	2,055,337
Western Digital Corporation
Term Loan, Maturing March 16, 2023(2)	825	816,234
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	1,836	1,847,403

		$55,062,985

Financial Intermediaries — 3.8%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	$1,339	$1,309,315
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	1,003	1,003,462
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	266	262,292
First Data Corporation
Term Loan, 3.93%, Maturing March 24, 2018	2,789	2,786,832
Term Loan, 3.93%, Maturing September 24, 2018	1,125	1,123,360
Term Loan, 4.18%, Maturing July 8, 2022	475	472,873
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	2,490	2,452,438
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	1,504	1,503,598
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	1,053	1,042,014
LPL Holdings, Inc.
Term Loan, 4.25%, Maturing March 29, 2021	892	865,026
Term Loan, 4.75%, Maturing November 20, 2022	998	975,056
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019	367	374,093
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	490	489,950
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	73	73,492
Term Loan, 6.25%, Maturing September 4, 2018	421	420,685
Term Loan, 6.25%, Maturing September 4, 2018	439	438,750

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Ocwen Financial Corporation
Term Loan, 5.50%, Maturing February 15, 2018	$771	$758,268
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	1,557	1,543,977
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	1,280	1,282,059
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020	2,052	1,792,751

		$20,970,291

Food Products — 3.0%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017	$3,068	$3,073,618
Charger OpCo B.V.
Term Loan, 4.25%, Maturing July 2, 2022	1,664	1,668,506
Clearwater Seafoods Limited Partnership
Term Loan, Maturing June 26, 2019(2)	883	884,018
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021	1,233	1,160,996
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018	668	666,668
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021	519	501,516
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018	2,593	2,585,075
Term Loan, 3.75%, Maturing September 18, 2020	1,449	1,443,911
Term Loan, 4.00%, Maturing October 30, 2022	424	422,525
Maple Holdings Acquisition Corp.
Term Loan, 5.25%, Maturing March 3, 2023	686	689,622
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017	3,582	3,571,426
Post Holdings, Inc.
Term Loan, 3.75%, Maturing June 2, 2021	89	89,275

		$16,757,156

Food Service — 2.4%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 10, 2021	$3,381	$3,382,405
Aramark Services, Inc.
Term Loan, 3.93%, Maturing July 26, 2016	6	5,676
Term Loan, 3.93%, Maturing July 26, 2016	26	25,272
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018	1,448	1,444,927
Manitowoc Foodservice, Inc.
Term Loan, 5.75%, Maturing March 3, 2023	675	678,657
NPC International, Inc.
Term Loan, 4.75%, Maturing December 28, 2018	1,283	1,276,253
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.25%, Maturing July 2, 2019	189	179,899
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020	146	144,781
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019	3,878	3,865,342

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020	$3,201	$2,376,743

		$13,379,955

Food/Drug Retailers — 2.2%
Albertsons, LLC
Term Loan, 5.50%, Maturing March 21, 2019	$1,109	$1,110,494
Term Loan, 5.13%, Maturing August 25, 2019	1,591	1,592,671
Term Loan, 5.50%, Maturing August 25, 2021	668	669,712
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019	2,541	2,523,547
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	250	251,250
Term Loan - Second Lien, 4.88%, Maturing June 21, 2021	1,000	1,003,125
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019	5,310	5,210,839

		$12,361,638

Health Care — 10.6%
Acadia Healthcare Company, Inc.
Term Loan, 4.25%, Maturing February 11, 2022	$173	$173,407
ADMI Corp.
Term Loan, 5.50%, Maturing April 30, 2022	875	876,117
Akorn, Inc.
Term Loan, 6.00%, Maturing April 16, 2021	537	536,704
Albany Molecular Research, Inc.
Term Loan, 5.75%, Maturing July 16, 2021	920	918,074
Alere, Inc.
Term Loan, 4.25%, Maturing June 18, 2022	1,017	1,012,580
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	625	580,197
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019	1,200	1,189,167
AmSurg Corp.
Term Loan, 3.50%, Maturing July 16, 2021	467	467,433
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing August 4, 2021	323	324,183
ATI Holdings, Inc.
Term Loan, 5.25%, Maturing December 20, 2019	218	217,751
Auris Luxembourg III S.a.r.l.
Term Loan, 4.25%, Maturing January 15, 2022	545	543,489
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	1,314	1,234,939
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	89	89,097
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019	1,461	1,454,509
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019	2,045	2,013,214
Term Loan, 4.00%, Maturing January 27, 2021	3,534	3,481,721
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	199	197,507
Convatec, Inc.
Term Loan, 4.25%, Maturing June 15, 2020	476	474,916

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021	$1,436	$1,375,120
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021	2,063	2,070,020
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	1,418	1,390,404
Envision Healthcare Corporation
Term Loan, 4.25%, Maturing May 25, 2018	2,338	2,341,966
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	256	255,418
Term Loan, 4.25%, Maturing August 30, 2020	839	838,172
Global Healthcare Exchange, LLC
Term Loan, 5.50%, Maturing August 15, 2022	672	670,785
Greatbatch Ltd.
Term Loan, 5.25%, Maturing October 27, 2022	625	625,293
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.43%, Maturing February 27, 2021	3,136	3,139,208
Hill-Rom Holdings, Inc.
Term Loan, 3.50%, Maturing September 8, 2022	839	841,174
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	784	781,278
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019	633	607,500
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	963	961,010
Term Loan, 7.75%, Maturing May 15, 2018	1,340	1,338,587
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022	2,754	2,733,531
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	1,480	1,441,119
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	1,307	1,301,055
Knowledge Universe Education, LLC
Term Loan, 6.00%, Maturing July 28, 2022	697	690,406
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	1,351	1,323,881
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017(3)	249	155,668
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017(3)	181	113,170
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	343	340,106
New Millennium HoldCo, Inc.
Term Loan, 7.50%, Maturing December 21, 2020	464	443,343
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	1,260	1,174,940
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	2,215	1,943,769
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	2,026	1,868,538
Physio-Control International, Inc.
Term Loan, 5.50%, Maturing June 6, 2022	274	274,570
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	2,179	2,181,385

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Radnet Management, Inc.
Term Loan, 4.25%, Maturing October 10, 2018	$989	$974,339
RCHP, Inc.
Term Loan, 6.00%, Maturing April 23, 2019	1,998	1,999,527
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019	894	894,011
Select Medical Corporation
Term Loan, 6.00%, Maturing June 1, 2018	1,024	1,025,218
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022	448	442,153
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020	1,438	1,388,005
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021	815	765,806
Truven Health Analytics, Inc.
Term Loan, 4.50%, Maturing June 6, 2019	2,141	2,140,151

		$58,635,631

Home Furnishings — 0.6%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019	$3,215	$3,217,031

		$3,217,031

Industrial Equipment — 2.7%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020	$2,748	$2,649,821
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021	301	293,224
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021	2,965	2,946,421
Filtration Group Corporation
Term Loan, 4.25%, Maturing November 21, 2020	169	167,255
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020	1,073	973,294
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021	1,788	1,736,912
Milacron, LLC
Term Loan, 4.50%, Maturing September 28, 2020	759	755,518
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019	392	325,511
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020	3,418	3,376,218
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021	574	557,837
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021	196	170,520
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022	750	707,214
VAT Lux III S.a.r.l.
Term Loan, 4.25%, Maturing February 11, 2021	187	183,626

		$14,843,371

Insurance — 2.9%
Alliant Holdings I, Inc.
Term Loan, 4.50%, Maturing August 12, 2022	$1,166	$1,154,526

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019	$2,284	$2,290,592
AssuredPartners, Inc.
Term Loan, 5.75%, Maturing October 21, 2022	474	472,628
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019	1,662	1,642,121
Term Loan, 5.00%, Maturing August 4, 2022	3,349	3,283,416
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	1,400	1,314,250
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020	267	265,320
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019	451	327,775
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020	2,973	2,899,670
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	2,258	2,227,046

		$15,877,344

Leisure Goods/Activities/Movies — 3.7%
AMC Entertainment, Inc.
Term Loan, 4.00%, Maturing December 15, 2022	$1,372	$1,376,849
Ancestry.com, Inc.
Term Loan, 5.00%, Maturing August 17, 2022	1,443	1,441,071
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing January 30, 2019	1,603	1,585,684
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022	274	261,768
ClubCorp Club Operations, Inc.
Term Loan, 4.25%, Maturing December 15, 2022	1,825	1,815,114
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	544	542,932
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	132	130,695
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 16, 2020	169	169,236
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022	844	835,716
Nord Anglia Education Finance, LLC
Term Loan, 5.00%, Maturing March 31, 2021	1,819	1,787,523
Regal Cinemas Corporation
Term Loan, 3.75%, Maturing April 1, 2022	2,471	2,479,128
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019	629	630,054
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	1,463	1,424,384
SRAM, LLC
Term Loan, 4.01%, Maturing April 10, 2020	1,382	1,132,768
Town Sports International, Inc.
Term Loan, 4.50%, Maturing November 15, 2020	726	315,748
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	1,013	999,719
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020	3,401	3,373,301

		$20,301,690

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Lodging and Casinos — 2.8%
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021	$3,584	$3,317,220
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	242	242,386
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(4)	785	724,086
CityCenter Holdings, LLC
Term Loan, 4.30%, Maturing October 16, 2020	402	402,036
Four Seasons Holdings, Inc.
Term Loan, 3.50%, Maturing June 27, 2020	385	383,692
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019	379	377,114
Term Loan, 5.50%, Maturing November 21, 2019	885	879,932
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020	3,144	3,148,399
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019	1,887	1,885,054
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020	112	111,989
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019	1,270	1,250,894
RHP Hotel Properties L.P.
Term Loan, 3.50%, Maturing January 15, 2021	418	418,345
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020	1,857	1,806,562
Term Loan, 6.00%, Maturing October 1, 2021	617	600,119
Tropicana Entertainment, Inc.
Term Loan, 4.00%, Maturing November 27, 2020	219	218,278

		$15,766,106

Nonferrous Metals/Minerals — 1.3%
Alpha Natural Resources, LLC
DIP Loan, 10.00%, Maturing February 6, 2017	$200	$190,000
Term Loan, 3.50%, Maturing May 22, 2020	1,393	458,509
Arch Coal, Inc.
DIP Loan, 5.00%, Maturing January 31, 2017(5)	550	530,750
Term Loan, 7.50%, Maturing May 16, 2018	2,394	854,740
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022	421	418,110
Fairmount Santrol, Inc.
Term Loan, 4.13%, Maturing March 15, 2017	244	165,141
Term Loan, 4.50%, Maturing September 5, 2019	2,196	1,174,963
Murray Energy Corporation
Term Loan, 7.00%, Maturing April 16, 2017	198	125,846
Term Loan, 7.50%, Maturing April 16, 2020	1,215	629,007
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	481	144,375
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022	1,662	1,625,726
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	1,214	1,158,986

		$7,476,153

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Oil and Gas — 2.2%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	$2,165	$1,030,077
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020(3)	916	524,661
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	564	566,455
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	714	690,023
Crestwood Holdings, LLC
Term Loan, 9.00%, Maturing June 19, 2019(3)	1,162	375,347
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	1,516	700,016
Energy Transfer Equity L.P.
Term Loan, 3.25%, Maturing December 2, 2019	1,025	918,016
Term Loan, 4.00%, Maturing December 2, 2019	256	230,668
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing October 1, 2018	636	436,681
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	425	75,437
Floatel International, Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	895	407,420
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	3,442	2,800,776
Paragon Offshore Finance Company
Term Loan, 5.25%, Maturing July 18, 2021	642	142,283
Samson Investment Company
Term Loan - Second Lien, 0.00%, Maturing September 25, 2018(4)	1,425	24,937
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	2,421	1,079,237
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	22	9,501
Term Loan, 4.25%, Maturing December 16, 2020	60	25,475
Term Loan, 4.25%, Maturing December 16, 2020	431	183,129
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	77	36,881
Term Loan, 4.25%, Maturing October 1, 2019	126	60,382
Term Loan, 4.25%, Maturing October 1, 2019	954	455,682
Southcross Energy Partners L.P.
Term Loan, 5.25%, Maturing August 4, 2021	491	353,700
Southcross Holdings Borrower L.P.
Term Loan, 0.00%, Maturing August 4, 2021(4)	296	34,475
Targa Resources Corp.
Term Loan, 5.75%, Maturing February 25, 2022	177	161,279
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	759	630,255

		$11,952,793

Publishing — 1.5%
682534 N.B., Inc.
Term Loan, 12.00%, (8.00% Cash, 4.00% PIK), Maturing October 1, 2020(3)	$229	$183,465
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	806	804,758
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	3,754	2,818,589
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	2,271	1,970,027

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
McGraw-Hill Global Education Holdings, LLC
Term Loan, 4.91%, Maturing March 22, 2019	$353	$351,439
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022	373	307,525
Penton Media, Inc.
Term Loan, 4.75%, Maturing October 3, 2019	377	373,793
ProQuest, LLC
Term Loan, 5.75%, Maturing October 24, 2021	494	480,162
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	856	829,506

		$8,119,264

Radio and Television — 2.5%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	$313	$293,011
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	320	280,109
Block Communications, Inc.
Term Loan, 4.00%, Maturing November 7, 2021	646	648,912
CCO Safari III, LLC
Term Loan, 3.50%, Maturing January 24, 2023	1,275	1,278,074
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	2,609	1,774,129
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018	158	157,616
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020	1,999	1,963,977
Gray Television, Inc.
Term Loan, 3.94%, Maturing June 13, 2021	156	155,647
Term Loan, 4.25%, Maturing June 13, 2021	471	472,586
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022	405	387,788
iHeartCommunications, Inc.
Term Loan, 7.18%, Maturing January 30, 2019	453	311,257
Term Loan, 7.93%, Maturing July 30, 2019	146	100,391
MGOC, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	870	869,377
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	423	422,357
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	480	479,222
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021	430	423,503
Townsquare Media, Inc.
Term Loan, 4.25%, Maturing April 1, 2022	618	612,142
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020	485	480,478
Term Loan, 4.00%, Maturing March 1, 2020	2,718	2,694,521

		$13,805,097

Retailers (Except Food and Drug) — 5.0%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019	$652	$445,049
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing June 5, 2020	1,487	1,434,612

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020	$2,142	$2,137,909
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019	597	541,917
Dollar Tree, Inc.
Term Loan, 3.50%, Maturing July 6, 2022	1,369	1,373,272
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019	963	777,494
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019	1,938	1,946,779
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021	1,966	1,543,964
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018	1,988	1,940,290
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021	594	572,227
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020	3,919	3,915,801
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020	1,664	1,528,407
Party City Holdings, Inc.
Term Loan, 4.25%, Maturing August 19, 2022	1,691	1,680,307
PetSmart, Inc.
Term Loan, 4.25%, Maturing March 11, 2022	3,376	3,365,920
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021	1,127	1,003,030
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021	344	318,084
Pilot Travel Centers, LLC
Term Loan, 3.75%, Maturing October 1, 2021	1,052	1,058,405
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021	301	288,772
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019	903	882,018
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019	967	853,246

		$27,607,503

Steel — 1.3%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 4.25%, Maturing June 30, 2019	$4,481	$3,797,727
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017	2,777	2,773,042
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017	618	615,343

		$7,186,112

Surface Transport — 0.8%
Hertz Corporation (The)
Term Loan, 3.00%, Maturing March 11, 2018	$1,116	$1,111,406
Term Loan, 3.75%, Maturing March 11, 2018	871	871,294
Term Loan, 3.75%, Maturing March 11, 2018	1,000	983,750
Kenan Advantage Group, Inc.
Term Loan, 1.69%, Maturing January 31, 2017(5)	50	49,995
Term Loan, 4.00%, Maturing July 31, 2022	114	113,615
Term Loan, 4.00%, Maturing July 31, 2022	358	356,198

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	$1,005	$838,758

		$4,325,016

Telecommunications — 2.5%
Ciena Corporation
Term Loan, 3.75%, Maturing July 15, 2019	$2,463	$2,447,109
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	4,750	4,442,737
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021	1,139	1,067,344
Mitel US Holdings, Inc.
Term Loan, 5.50%, Maturing April 29, 2022	467	466,905
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	654	490,820
Term Loan, 4.00%, Maturing April 23, 2019	864	647,883
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	3,740	3,729,295
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	434	423,788

		$13,715,881

Utilities — 3.0%
Calpine Construction Finance Company L.P.
Term Loan, 3.25%, Maturing January 31, 2022	$585	$575,129
Calpine Corporation
Term Loan, 4.00%, Maturing October 9, 2019	902	899,464
Term Loan, 4.00%, Maturing October 31, 2020	220	218,838
Term Loan, 3.50%, Maturing May 27, 2022	1,985	1,963,133
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	1,920	1,893,663
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020	250	246,882
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	1,337	1,327,283
Energy Future Intermediate Holding Co., LLC
DIP Loan, 4.25%, Maturing December 19, 2016	1,125	1,125,234
EWT Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	3,683	3,618,368
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	78	73,031
Term Loan, 5.00%, Maturing December 19, 2021	1,750	1,639,055
Invenergy Thermal Operating I, LLC
Term Loan, 6.50%, Maturing October 7, 2022	124	118,156
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	310	308,871
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 22, 2021(3)	891	583,895
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	1,166	1,037,907
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021	957	931,526

		$16,560,435

Total Senior Floating-Rate Loans (identified cost $542,295,898)		$513,844,905

Corporate Bonds & Notes — 1.9%

Security	Principal Amount (000’s omitted)	Value
Cable and Satellite Television — 0.1%
Virgin Media Secured Finance PLC
5.375%, 4/15/21(6)	$450	$470,812

		$470,812

Chemicals and Plastics — 0.4%
Hexion, Inc.
6.625%, 4/15/20	$2,975	$2,484,125

		$2,484,125

Containers and Glass Products — 0.3%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20	$1,925	$1,980,344

		$1,980,344

Electronics/Electrical — 0.2%
Western Digital Corp.
7.375%, 4/1/23(6)(7)	$950	$950,000

		$950,000

Financial Intermediaries — 0.1%
First Data Corp.
6.75%, 11/1/20(6)	$423	$445,842

		$445,842

Health Care — 0.2%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18	$1,050	$1,063,125

		$1,063,125

Industrial Equipment — 0.0%(8)
Erickson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(9)	$28	$12,332

		$12,332

Lodging and Casinos — 0.3%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(4)	$1,125	$959,062
9.00%, 2/15/20(4)	625	532,813

		$1,491,875

Radio and Television — 0.1%
iHeartCommunications, Inc.
9.00%, 12/15/19	$181	$134,619
Univision Communications, Inc.
6.75%, 9/15/22(6)	384	408,960

		$543,579

Telecommunications — 0.0%(8)
Wind Acquisition Finance SA
6.50%, 4/30/20(6)	$250	$253,750

		$253,750

Security	Principal Amount (000’s omitted)	Value
Utilities — 0.2%
Calpine Corp.
7.875%, 1/15/23(6)	$849	$904,185

		$904,185

Total Corporate Bonds & Notes (identified cost $11,115,002)		$10,599,969

Common Stocks — 0.8%

Security	Shares	Value
Aerospace and Defense — 0.0%(8)
IAP Global Services, LLC(3)(9)(10)	24	$84,873

		$84,873

Automotive — 0.1%
Dayco Products, LLC(9)(10)	15,250	$510,875

		$510,875

Business Equipment and Services — 0.0%
Education Management Corp.(3)(9)(10)	2,351,823	$0

		$0

Health Care — 0.1%
New Millennium HoldCo, Inc.(9)(10)	13,578	$212,158

		$212,158

Lodging and Casinos — 0.3%
Affinity Gaming, LLC(9)(10)	41,797	$574,710
Tropicana Entertainment, Inc.(9)(10)	71,982	1,277,688

		$1,852,398

Publishing — 0.3%
ION Media Networks, Inc.(3)(9)(10)	399	$182,686
MediaNews Group, Inc.(3)(9)(10)	45,600	1,482,004
Nelson Education, Ltd.(3)(9)(10)	38,210	0

		$1,664,690

Total Common Stocks (identified cost $2,583,670)		$4,324,994

Convertible Preferred Stocks — 0.0%(8)

Security	Shares	Value
Business Equipment and Services — 0.0%(8)
Education Management Corp., Series A-1, 7.50%(3)(9)(10)	2,617	$22,768

Total Convertible Preferred Stocks (identified cost $184,700)		$22,768

Total Investments — 95.5% (identified cost $556,179,270)		$528,792,636

Value
Less Unfunded Loan Commitments — (0.1)%	$(600,309)

Net Investments — 95.4% (identified cost $555,578,961)	$528,192,327

Other Assets, Less Liabilities — 4.6%	$25,332,368

Net Assets — 100.0%	$553,524,695

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after March 31, 2016, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2016, the aggregate value of these securities is $3,433,549 or 0.6% of the Fund’s net assets.

(7)	When-issued security.

(8)	Amount is less than 0.05%.

(9)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(10)	Non-income producing security.

Abbreviations:

DIP	-	Debtor in Possession

PIK	-	Payment In Kind

The Fund did not have any open financial instruments at March 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$555,723,791

Gross unrealized appreciation	$2,928,648
Gross unrealized depreciation	(30,460,112)

Net unrealized depreciation	$(27,531,464)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$509,942,542	$3,302,054	$513,244,596
Corporate Bonds & Notes	—	10,587,637	12,332	10,599,969
Common Stocks	1,277,688	1,297,743	1,749,563	4,324,994
Convertible Preferred Stocks	—	—	22,768	22,768
Total Investments	$1,277,688	$521,827,922	$5,086,717	$528,192,327

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2016 is not presented.

At March 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

VT Large-Cap Value Fund

March 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.5%

Security	Shares	Value
Aerospace & Defense — 3.0%
United Technologies Corp.	1,430	$143,143

		$143,143

Air Freight & Logistics — 1.5%
C.H. Robinson Worldwide, Inc.	921	$68,366

		$68,366

Auto Components — 0.8%
Goodyear Tire & Rubber Co. (The)	1,130	$37,267

		$37,267

Banks — 9.7%
JPMorgan Chase & Co.	2,361	$139,818
PNC Financial Services Group, Inc. (The)	685	57,930
U.S. Bancorp	2,471	100,298
Wells Fargo & Co.	3,310	160,072

		$458,118

Beverages — 0.9%
Molson Coors Brewing Co., Class B	461	$44,339

		$44,339

Building Products — 0.9%
Masco Corp.	1,280	$40,256

		$40,256

Capital Markets — 6.5%
Charles Schwab Corp. (The)	1,841	$51,585
Credit Suisse Group AG	837	11,820
Credit Suisse Group AG(1)	1,640	23,160
Credit Suisse Group AG ADR	866	12,236
Goldman Sachs Group, Inc. (The)	715	112,241
Invesco, Ltd.	3,130	96,310

		$307,352

Chemicals — 2.7%
CF Industries Holdings, Inc.	710	$22,251
PPG Industries, Inc.	940	104,801

		$127,052

Diversified Telecommunication Services — 2.3%
Verizon Communications, Inc.	2,002	$108,268

		$108,268

Electric Utilities — 4.0%
NextEra Energy, Inc.	963	$113,961
PG&E Corp.	1,258	75,128

		$189,089

Electrical Equipment — 2.4%
Hubbell, Inc.	571	$60,486
Rockwell Automation, Inc.	472	53,690

		$114,176

1

Security	Shares	Value
Energy Equipment & Services — 1.3%
Schlumberger, Ltd.	848	$62,540

		$62,540

Food & Staples Retailing — 2.0%
Kroger Co. (The)	2,509	$95,969

		$95,969

Food Products — 1.8%
General Mills, Inc.	1,345	$85,206

		$85,206

Health Care Equipment & Supplies — 3.6%
Medtronic PLC	1,504	$112,800
Zimmer Biomet Holdings, Inc.	523	55,767

		$168,567

Health Care Providers & Services — 1.5%
McKesson Corp.	452	$71,077

		$71,077

Industrial Conglomerates — 4.8%
General Electric Co.	7,158	$227,553

		$227,553

Insurance — 7.8%
Aflac, Inc.	938	$59,225
Alleghany Corp.(2)	72	35,726
American Financial Group, Inc.	516	36,311
Chubb, Ltd.	763	90,912
MetLife, Inc.	1,275	56,024
XL Group PLC	2,374	87,363

		$365,561

Internet Software & Services — 1.3%
Alphabet, Inc., Class C(2)	80	$59,596

		$59,596

IT Services — 1.0%
Visa, Inc., Class A	620	$47,418

		$47,418

Life Sciences Tools & Services — 1.4%
Thermo Fisher Scientific, Inc.	461	$65,273

		$65,273

Multi-Utilities — 2.1%
Sempra Energy	948	$98,639

		$98,639

Multiline Retail — 1.2%
Target Corp.	706	$58,090

		$58,090

Oil, Gas & Consumable Fuels — 11.0%
Chevron Corp.	1,727	$164,756
EOG Resources, Inc.	1,215	88,185
Exxon Mobil Corp.	710	59,349
Occidental Petroleum Corp.	1,927	131,865
Royal Dutch Shell PLC, Class B	2,964	72,128

		$516,283

2

Security	Shares	Value
Pharmaceuticals — 7.6%
Allergan PLC(2)	227	$60,843
Eli Lilly & Co.	574	41,334
Johnson & Johnson	1,768	191,297
Teva Pharmaceutical Industries, Ltd. ADR	1,157	61,911

		$355,385

Real Estate Investment Trusts (REITs) — 4.4%
Equity Residential	1,046	$78,481
Federal Realty Investment Trust	428	66,789
Host Hotels & Resorts, Inc.	1,645	27,472
Public Storage	132	36,410

		$209,152

Semiconductors & Semiconductor Equipment — 1.7%
Intel Corp.	1,355	$43,834
NXP Semiconductors NV(2)	437	35,428

		$79,262

Software — 4.8%
Microsoft Corp.	2,050	$113,221
Oracle Corp.	2,712	110,948

		$224,169

Specialty Retail — 0.9%
Home Depot, Inc. (The)	314	$41,897

		$41,897

Tobacco — 2.6%
Altria Group, Inc.	376	$23,560
Reynolds American, Inc.	1,924	96,797

		$120,357

Total Common Stocks (identified cost $4,166,050)		$4,589,420

Exchange-Traded Funds — 1.3%

Security	Shares	Value
Equity Funds — 1.3%
iShares Russell 1000 Value ETF	602	$59,484

		$59,484

Total Exchange-Traded Funds (identified cost $56,536)		$59,484

Total Investments — 98.8% (identified cost $4,222,586)		$4,648,904

Other Assets, Less Liabilities — 1.2%		$57,226

Net Assets — 100.0%		$4,706,130

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security was acquired in a private offering and may be resold on a designated offshore securities market pursuant to Regulation S under the Securities Act of 1933.

(2)	Non-income producing security.

Abbreviations:

ADR	-	American Depositary Receipt

3

The Fund did not have any open financial instruments at March 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,281,294

Gross unrealized appreciation	$511,427
Gross unrealized depreciation	(143,817)

Net unrealized appreciation	$367,610

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$137,254	$—		$—	$137,254
Consumer Staples	345,871	—		—	345,871
Energy	506,695	72,128		—	578,823
Financials	1,305,203	34,980		—	1,340,183
Health Care	660,302	—		—	660,302
Industrials	593,494	—		—	593,494
Information Technology	410,445	—		—	410,445
Materials	127,052	—		—	127,052
Telecommunication Services	108,268	—		—	108,268
Utilities	287,728	—		—	287,728
Total Common Stocks	$4,482,312	$107,108	*	$—	$4,589,420
Exchange-Traded Funds	$59,484	$—		$—	$59,484
Total Investments	$4,541,796	$107,108		$—	$4,648,904

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At March 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 23, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2016